Taxes (Details) - Schedule of Taxes Payable - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable		$ 57,167
VAT payable		31,600
Other tax payables	102	54,593
Other tax payables		(134,373)
Total	$ 102	$ 8,987